Content Assets, Net - Schedule of Content Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 5,462,700
Less: accumulated amortization	(3,892,900)
Less: accumulated impairment	(3,000)
Total	1,566,800
Current Content Assets [Member] | Produced contents in development and production [Member]
Schedule of Content Assets [Line Items]
Total, Gross	321,600
Current Content Assets [Member] | Produced contents released [Member]
Schedule of Content Assets [Line Items]
Total, Gross	3,449,400
Current Content Assets [Member] | Copyrights [Member]
Schedule of Content Assets [Line Items]
Total, Gross	1,691,700
Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	894,000
Less: accumulated amortization	(710,200)
Total	183,800
Content Assets Non Current [Member] | Copyrights [Member]
Schedule of Content Assets [Line Items]
Total, Gross	313,000
Content Assets Non Current [Member] | Produced contents [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 581,000